Other receivables and other assets - Disclosure of other receivables and other assets (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Prepaid expenses - non current	€ 858	€ 948
Total non-current other assets	858	948
Research tax credit ("CIR")	6,743	5,774
VAT receivables	11,980	9,841
Prepaid expenses	2,815	3,233
Credit notes	24	48
Total current other receivables and assets	21,563	18,896
Other receivables and other assets	€ 22,422	€ 19,843